Leases (Tables)	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of Future Lease Payments	Future lease payments under operating leases as of September 30, 2023 are as follows:
As of September 30,
2023
$
2024	240,874
2025	165,964

Total future lease payments	406,838
Impact of discounting remaining lease payments	(25,741)

Total lease liabilities	381,097
Lease liabilities, current	220,101
Lease liabilities, non-current	160,996

Schedule of Future Minimum Lease payments	Future minimum lease payments under non-cancelable operating lease agreements at September 30, 2022 are as follows:
Years Ending September 30,	Lease Commitment
2023	25,552
Total	$25,552